Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS
Cash
Prepaid expenses and other current assets
Total current assets
Total non-current assets
TOTAL ASSETS	0	0	0
CURRENT LIABILITIES
Accounts payable - related party	89,130	89,130	57,450
Accounts payable - officer	4,720
Accounts payable - non-related parties	25,454
Note payable - former officer			24,814
Total current liabilities	119,304	89,130	82,264
TOTAL LIABILITIES	119,304	89,130	82,264
STOCKHOLDERS' DEFICIT
Series A Preferred stock, par value $0.001; 10,000,000 shares authorized; 5,000,000 shares issued and outstanding as of September 30, 2021, June 30, 2021 and 2020, respectively	5,300	5,000	5,000
Common stock, par value $0.001; 1,875,000,000 shares authorized, 227,250,000 shares issued and outstanding as of September 30, 2021, June 30, 2021 and 2020, respectively	227,250	227,250	227,250
Additional paid in capital	100,000
Accumulated deficit	(451,854)	(321,380)	(314,514)
Total stockholders' deficit	(119,304)	(89,130)	(82,264)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0	$ 0